Share-Based Compensation (Tables)	12 Months Ended
Jul. 31, 2026
Share-Based Compensation [Abstract]
Schedule of Awards Granted

Awards granted during 2026 were:

Grant date / award	Number	Exercise price	Grant-date fair value per unit	For the year ended July 31, 2026 recognized expense
December 17, 2025 Share options –executive officers and other employees	2,000,000	$1.75	$0.957	$1,913,692
February 5, 2026 Share options – employees	400,000	$1.21	$0.662	38,576
March 9, 2026 Share options – employees	90,000	$1.76	$0.969	11,304
February 5, 2026 RSUs – Chief Financial Officer	24,000	—	$1.21	29,040
July 22, 2026 RSUs – employees	106,870	—	$2.42	1,796
Total compensation expense				$1,994,408

Schedule of Share Based Compensation Expense

Share-based compensation expense was recognized as follows:

	For the years ended July 31,
	2026	2025	2024
Cost of revenue	$238,590	$—	$—
General and administrative	39,221	—	—
Research and development	588,455	—	—
Sales and marketing	1,128,142	—	—
Total share-based compensation expense	$1,994,408	$—	$—

Schedule of Grant Date Using the Black-scholes Option-pricing Model	The fair value of each option was estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions:

	December 17, 2025 grant	February 5, 2026 grant	March 9, 2026 grant
Expected volatility	60.67%	60.45%	61.06%
Expected term (years)	5.0	5.0	5.0
Risk-free interest rate	3.70%	3.74%	3.71%
Expected dividend yield	0%	0%	0%
Fair value of the underlying Class A ordinary share	$1.75	$1.21	$1.76

Schedule of Share Option Activity

Share option activity:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Outstanding as of July 31, 2025	—	—
Granted	2,490,000	$1.66
Exercised	(9,048)	1.41		$9,603
Forfeited	(63,884)	1.21
Expired	(1,668)	1.21
Outstanding as of July 31, 2026	2,415,400	$1.68	9.4	$1,939,845
Vested and exercisable as of July 31, 2026	2,051,278	$1.74	9.4	$1,521,406
Vested and expected to vest as of July 31, 2026	2,415,400	$1.68	9.4	$1,939,845

Schedule of RSU Activity

RSU activity:

	Number of RSUs	Weighted- average grant-date fair value
Unvested as of July 31, 2025	—	$—
Granted	130,870	2.20
Vested and settled	(24,000)	1.21
Forfeited	—	—
Unvested as of July 31, 2026	106,870	$2.42